Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities [Abstract]
Net income	$ 57,840	$ 61,445	$ 43,145
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	5	173	150
Total adjustments	5,958	6,195	18,545
Net cash provided by operating activities	63,798	67,640	61,690
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	185	1,259	5,237
Dividends paid	(26,385)	(25,569)	(25,197)
Purchases of treasury stock	(35)	(718)	(4,608)
Proceeds from sales of treasury stock	1,791	2,391	2,480
Net cash provided by (used in) financing activities	138,098	(2,851)	(11,340)
Net decrease in cash and cash equivalents	(46,863)	(109,031)	(94,534)
Cash and cash equivalents at beginning of period	503,709	612,740	707,274
Cash and cash equivalents at end of period	456,846	503,709	612,740
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	57,840	61,445	43,145
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(32,207)	(38,317)	(20,185)
Stock based compensation expense	5	173	150
Net change in other assets and accrued expenses	246	214	853
Total adjustments	(31,956)	(37,930)	(19,182)
Net cash provided by operating activities	25,884	23,515	23,963
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	185	1,259	5,236
Dividends paid	(26,372)	(25,555)	(25,184)
Purchases of treasury stock	(35)	(718)	(4,608)
Proceeds from sales of treasury stock	1,791	2,391	2,480
Net cash provided by (used in) financing activities	(24,431)	(22,623)	(22,076)
Net decrease in cash and cash equivalents	1,453	892	1,887
Cash and cash equivalents at beginning of period	22,665	21,773	19,886
Cash and cash equivalents at end of period	$ 24,118	$ 22,665	$ 21,773